Federated Capital Income Fund, Inc.
(formerly, Federated Utility Fund, Inc.)

Class A Shares
Class B Shares
Class C Shares
Class F Shares

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Supplement to Prospectuses dated April 30, 2002

     Under the section entitled "Who Manages the Fund?" please revise the following biographical information:

     John L. Nichol

     John L. Nichol has been the Fund's Portfolio Manager for domestic equity securities since December 2000. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received has M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

     John W. Harris

     John W. Harris has been the Fund's Portfolio Manager since December 2002 and is Vice President of the Fund's Adviser. Mr. Harris performs the overall allocation of the assets of the Fund. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

     Joseph M. Balestrino

     Joseph M. Balestrino has been the Fund's Portfolio Manager for fixed income securities since December 2002. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

     Mark E. Durbiano

     Mark E. Durbiano has been the Fund's Portfolio Manager for high yield securities since December 2002. Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.

     Robert M. Kowit

     Robert M. Kowit has been the Fund's Portfolio Manager for foreign securities since December 2002. Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a Vice President of the Fund's Adviser. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President/Portfolio Manager of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from Iona College with a concentration in Finance.

     Roberto Sanchez-Dahl

     Roberto Sanchez-Dahl has been the Fund's Portfolio Manager for foreign securities since January 2003. Mr. Sanchez-Dahl joined Federated in
     December 1997 as a Senior Investment Analyst. He was promoted to Vice President of the Fund's Adviser in January 2000. Mr. Sanchez-Dahl served as an Associate covering Emerging Markets in the Credit Department at Goldman, Sachs & Co. from July 1994 through November 1997. Mr. Sanchez-Dahl is a Chartered Financial Analyst. He earned an M.B.A. from Columbia University with a concentration in Finance and International Business.

     Todd A. Abraham

     Todd A. Abraham has been the Fund's Portfolio Manager for mortgage securities since February 2003. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

                                                                  March 28, 2003

Cusip 314286105
Cusip 314286204
Cusip 314286303
Cusip 314286402

28314 (3/03)